Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details)	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2024 $ / shares shares
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801	1,889,352,801	1,889,352,801
Common stock, shares issued	319,554,412	319,554,412	309,554,410	309,554,410
Common stock, shares outstanding	263,659,604	263,659,604	265,184,774	265,184,774
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Common stock, shares authorized	110,647,199	110,647,199	110,647,199	110,647,199
Common stock, shares issued	71,342,227	71,342,227	71,342,227	71,342,227
Common stock, shares outstanding	71,342,227	71,342,227	71,342,227	71,342,227
Parent | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801	1,889,352,801	1,889,352,801
Common stock, shares issued	319,554,412	319,554,412	309,554,410	309,554,410
Common stock, shares outstanding	263,659,604	263,659,604	265,184,774	265,184,774
Parent | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199	110,647,199	110,647,199
Common stock, shares issued	71,342,227	71,342,227	71,342,227	71,342,227
Common stock, shares outstanding	71,342,227	71,342,227	71,342,227	71,342,227